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                   ALLMERICA INVESTMENT TRUST (THE "TRUST")
                    SUPPLEMENT EFFECTIVE NOVEMBER 30, 1998
                                      TO
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MAY 1, 1998


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         The Investment objective of the Select Capital Appreciation Fund on page 3 of the SAI under the section entitled, "INVESTMENT OBJECTIVES AND POLICIES", is amended to read in its entirety as follows:

SELECT CAPITAL APPRECIATION FUND seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

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         Investment Restriction No. 9 on page 6 of the SAI under the section entitled, "INVESTMENT RESTRICTIONS", is amended to read in its entirety as follows:

         9. The Fund may invest in the securities of one or more other investment companies, subject to the provisions of the Investment Company Act of 1940, as amended, any other applicable laws or regulations and any applicable exemptive orders issued by the Securities and Exchange Commission.

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         The following information is included in the chart on page 19 of the
SAI under the section entitled, "MANAGEMENT OF ALLMERICA INVESTMENT TRUST":


                             POSITION AND OFFICES         PRESENT POSITION AND PRINCIPAL
NAME ADDRESS AND AGE         WITH THE TRUST               OCCUPATIONS DURING THE PAST 5 Years
-------------                ------------                 -----------------

P. Kevin Condron (53)        Trustee                      President and Chief Executive Officer,
The Granite Group                                         The Granite Group, 1/1/98- present: President,
12 E. Worcester Street                                    Central Supply Co., 1983-1997: Director,
Worcester, MA  01604                                      Peoples Heritage Financial Group: Director,
                                                          Family Bank

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         The name, "Price Waterhouse LLP", on page 29 of the SAI under the section entitled, "INDEPENDENT ACCOUNTANTS" is changed to "PricewaterhouseCoopers LLP".